Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense from continuing operations
Current income tax expense					$ 15,000
Deferred income tax expense			53,325	165,669	106,229	185,297	939
Total income tax expense from continuing operations					121,229	185,297	939
U.S. Statutory federal income tax rate (as a percent)					35.00%	35.00%	35.00%
Reconciliation of income tax expense from continuing operations differs from the amount that would be computed by applying the U.S. statutory federal income tax rate to consolidated income
Federal income tax expense					121,276	159,770	404
State income tax expense , net of federal benefit					4,761	23,593	57
Change in valuation allowance					(4,872)	(934)	1,197
Other					64	2,868	(719)
Total income tax expense from continuing operations	83,725	(14,442)	53,325	183,969	121,229	185,297	939
Income tax expense (benefit) allocated to continuing and discontinued operations
Continuing operations					121,229	185,297	939
Discontinued operations and sale of discontinued operations					(272,553)	45,155	29,070
Total income tax expense from continuing operations					(151,324)	230,452	30,009
Deferred tax assets:
Net operating loss carryforwards					417,385	364,017
Capital loss carryforwards					5,367	5,292
Minimum tax credit carryforward					15,000
Other					5,006	10,490
Total deferred tax assets					442,758	379,799
Valuation allowance					(47,678)	(13,833)
Net deferred tax assets					395,080	365,966
Deferred tax liabilities:
Unrealized gains on derivative instruments					206,937	311,434
Depreciation differences on gathering system						5,100
Oil and gas properties					342,455	370,067
Total deferred tax liabilities					549,392	686,601
Net deferred tax liabilities					$ (154,312)	$ (320,635)